Deferred charges - Deferred Charges (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Deferred Costs [Abstract]
Beginning Balance, Dry-docking	$ 49,037
Costs incurred, Dry-docking	3,082
Amortization expensed, Dry-docking	(9,558)
Ending Balance, Dry-docking	42,561
Beginning Balance, Financing fees	19,062
Costs incurred, Financing fees	2,208
Amortization expensed, Financing fees	(1,228)
Ending Balance, Financing fees	20,042
Beginning Balance, Total	68,099
Costs incurred, Total	5,290
Amortization expensed, Total	(10,786)
Ending Balance, Total	$ 62,603